Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

4. Inventories

The inventory costs include all purchased materials, direct labor and manufacturing overhead.

Inventories consist of the following (in thousands) for the period indicated:

	December 31,
	2022	2021
Raw materials	$758	$574
Work in process(1)	4,142	1,712
Finished goods(2)	1,748	5,629
Total(3)	$6,648	$7,915

(1)	The work in process balance represents all production costs incurred for partially completed goods, including inventory designated for relabeling.
(2)	The finished goods balance as of December 31, 2021, includes $0.3 million inventory reserve for estimated obsolescence and excess inventory based upon assumptions about the future demand for Phexxi.
(3)	A portion of the total inventory balance is included in other noncurrent assets.